Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net is consisted of the following:
	December 31, 2022	December 31, 2023
	RMB	RMB
Accounts receivable, gross:	402,694	468,296
Less: allowance for current expected credit losses	(1,027)	(2,230)
Accounts receivable, net	401,667	466,066

Schedule of Allowance for Current Expected Credit Losses	The following table summarizes the movement of the Group’s allowance for current expected credit losses:
	December 31, 2022	December 31, 2023
	RMB	RMB
Balance at the beginning of the year	(1,004)	(1,027)
Additions	(23)	(1,203)
Write-offs	-	-
Balance at the end of the year	(1,027)	(2,230)